Purchases and other expenses - Broadcasting rights and equipment inventories - Accounting policies (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchases and other expenses [abstract]
Inventories treated as consignment with distributors	€ 55	€ 48	€ 70